SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

October 8, 2014

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sentinel Unconstrained Bond Fund of Sentinel Group Funds, Inc.
Post-Effective Amendment No. 148 to
Registration Statement on Form N-1A
(File Nos. 2-10685 and 811-00214)

Ladies and Gentlemen:

On behalf of Sentinel Group Funds, Inc. (the “Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 148 to the Corporation’s Registration Statement on Form N-1A (the “Registration Statement”).  The Registration Statement contains a prospectus for shares of a new series of the Corporation, Sentinel Unconstrained Bond Fund (the “Fund”), as well as a Statement of Additional Information relating to the Fund.

In Investment Company Act Release No. 13768 (February 15, 1991) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met.  The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 142 to the combined Registration Statement on Form N-1A of the Corporation, which was filed on March 28, 2014 (the “Prior Filing”).  While the Fund’s Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively identical to the Prior Filing with respect to the following matters:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Prospectus:

•                  Share Classes

•                  Purchasing, Selling and Exchanging Fund Shares

•                  Pricing Fund Shares

•                  Dividends, Capital Gains and Taxes

•                  Householding and Electronic Delivery of Documents

Statement of Additional Information:

•                  The Investment Adviser

•                  Proxy Voting Procedures

•                  Selective Disclosure of Portfolio Holdings

•                  Principal Underwriter

•                  The Distribution Plans

•                  Fund Services Arrangements

•                  Portfolio Transactions and Brokerage Commissions

•                  Capitalization

•                  How to Purchase Shares and Reduce Sales Charges

•                  Issuance of Shares At Net Asset Value

•                  Determination of Net Asset Value

•                  Taxes

•                  Shareholder Services

•                  Dealer Servicing Fees

•                  General Information

•                  Appendix A:  Bond Ratings

•                  Appendix B: Proxy Voting Procedures

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above.  We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to the undersigned at (212) 839-7316.

Very truly yours,

/s/ Carol J. Whitesides
Carol J. Whitesides